Operating Segments - Additional Information (Detail)	9 Months Ended
Jul. 31, 2025
Disclosure of operating segments [line items]
Description of reportable segments	The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. The Bank’s other smaller business segments and corporate adjustments are included in the Other segment.